Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
TradersAI Large Cap Equity & Cash ETF
Shareholder Report [Line Items]
Fund Name	TradersAI Large Cap Equity & Cash ETF
Class Name	TradersAI Large Cap Equity & Cash ETF
Trading Symbol	HFSP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the TradersAI Large Cap Equity & Cash ETF (the "Fund") for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tradersaietfs.com. You can also request this information by contacting us at 844‑679‑9559 or by writing to TradersAI Large Cap Equity & Cash ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	844‑679‑9559
Additional Information Website	www.tradersaietfs.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TradersAI Large Cap Equity & Cash ETF	$108	1.25%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

1. Market Review

The past twelve months can be described as a year of earnings-led strength, sustained AI capital spending, and broadening sector leadership. The S&P 500 Index advanced +20.38% over the reporting period and set new all-time highs, underpinned by exceptionally strong corporate profitability, with roughly 86% of S&P 500 companies beating consensus earnings estimates.

Mega-cap technology remained the primary engine of the advance, supported by robust artificial intelligence investment and solid quarterly cash flows. Leadership broadened as the period progressed: heading into late summer 2026, gains extended into cyclical sectors such as Materials and Energy alongside Technology. Notably, equities climbed even as 10-year Treasury yields rose toward 4.75%–4.80% and the Federal Reserve maintained a cautious policy stance.

In contrast to the episodic, tariff-driven volatility of 2025, this period was defined largely by a persistent, steady uptrend with compressed volatility, interrupted by one meaningful pullback in March 2026 (S&P 500 −5.09%). As discussed below, this regime was particularly unfavorable for HFSP’s intraday strategy.

2. Fund Performance Summary

The HFSP ETF faced performance headwinds amid a challenging backdrop for intraday and tactical trading strategies to navigate episodic volatility while capitalizing on intraday market inefficiencies:

For the twelve months ended August 2026, HFSP returned −27.86% at NAV, compared with +20.38% for the S&P 500 Index and −15.67% for the ProShares Short S&P 500 ETF ("SH"), a passive 1x inverse benchmark. HFSP underperformed both the long equity market and the inverse benchmark.

3. Key Detractors

Whipsaw Costs in a Persistent Trend Market

HFSP’s proprietary quantitative models trade long and short positions in e-mini futures contracts and options on both futures based on the S&P 500 Index and options on Underlying ETFs. Last year, the challenge was volatility that fell outside our models’ normal distribution ranges. This year the challenge was a steady, low-volatility, multi-day uptrend. In this environment, intraday short hedges and tactical position shifts were repeatedly overtaken by continued market advances, producing a sequence of realized losses relative to a buy-and-hold exposure. HFSP’s volatility and maximum drawdown both exceeded those of the S&P 500, while its losses occurred during both sustained advances and temporary pullbacks.

Turnover, Path-Dependency, and Execution Friction

Near-daily turnover and the path-dependency of compounding intraday results created substantial drag, most acutely in sideways, range-bound months. November 2025 was the weakest month of the period, with a NAV decline of −12.82%. Transaction costs, together with the fund’s 1.25% expense ratio, further widened the gap against low-cost passive exposure.

Fund Scale and Secondary-Market Liquidity

With total net assets of approximately $700,000 and limited trading volume, HFSP periodically experienced spreads between its market price and underlying NAV. Shareholders transacting on exchange may therefore have realized returns that differed from the NAV returns shown above.

4. Positive Contributions and Strategy Characteristics

Down-Market Cushion

The strategy continued to demonstrate its intended behavior during market pullbacks, generating absolute gains in months when the S&P 500 declined:

  March 2026: S&P 500 −5.09%; HFSP +1.77% NAV.
  December 2025: S&P 500 −0.05%; HFSP +3.25% NAV.
  December 2024 (since inception): S&P 500 −2.50%; HFSP +0.08% NAV.

Since inception, HFSP posted positive daily returns on 53.6% of days on which the S&P 500 closed lower (111 of 207 down days).

Periods of Rally Capture

The strategy has shown it can participate in stable, orderly advances. In January 2025, HFSP returned +6.43% at NAV versus +2.70% for the S&P 500, outperforming by 373 basis points. From June through August 2025, HFSP delivered three consecutive positive months (+4.76%, +2.81%, and +1.24%). These results demonstrate the model’s potential in favorable regimes, though they were not sustained through the current reporting period.

Low Correlation to Equity Markets

HFSP continued to deliver returns with low correlation to the S&P 500: a daily return correlation of +0.255 and a beta of 0.31 since inception, with correlation turning negative (−0.04 to −0.28) over multi-month spans from Q4 2025 through Q3 2026.

5. Management Outlook

HFSP remains committed to its quantitative, intraday approach and to the fund’s objective of providing a low-correlated return stream with daily liquidity. We believe the strategy’s behavior in down markets and orderly rallies shows it has a role to play, but we also recognize that it must deliver positive absolute returns across a broader range of market regimes, including the persistent uptrends that characterized this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2026:	1 Year	Since Inception (10/23/2024)
TradersAI Large Cap Equity & Cash ETF	-27.86%	-18.92%
S&P 500® Total Return Index	20.38%	17.87%

Performance Inception Date	Oct. 23, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.tradersaietfs.com for more recent performance information.
Net Assets	$ 668,000
Holdings Count | Holdings	1
Advisory Fees Paid, Amount	$ 9,603
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
Fund Size (Thousands)	$668
Number of Holdings	1
Total Advisory Fee	$9,603
Portfolio Turnover Rate	0%

Holdings [Text Block]	What did the Fund invest in? (as of August 31, 2026) Security Type (% of net assets)
Largest Holdings [Text Block]
Top Holdings	(% of total net assets)
First American Government Obligations Fund - Class X, 3.59%	0.2%
Other Assets in Excess of Liabilities	99.8%